UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021


13F File Number: 28-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 480-2500


Signature, Place and Date of Signing:

/s/ Janice Bennett               New York, New York          April 28, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           71

Form 13F Information Table Value Total: $142,628,394



List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

FORM 13F INFORMATION TABLE



MILBANK WINTHROP & CO.
DISCRETIONARY OWNERSHIP FOR 13F
AS OF 3/31/2004


(ITEM 1)                    (ITEM 2)  (ITEM 3)      (ITEM 4)    (ITEM 5)             (ITEM 6)         (ITEM 7)      (ITEM 8)
                                                                                    INVESTMENT                   VOTING AUTHORITY
                                                                                    DISCRETION                      (SHARES)

NAME                        TITLE                   FAIR           SHARES OR                   SHARED
OF                          OF        CUSIP         MARKET         PRINCIPAL    SOLE  SHARED   OTHER          SOLE  SHARED   NONE
ISSUER                      CLASS     NUMBER        VALUE          AMOUNT        (A)   (B)      (C)     MGR    (A)    (B)    (C)
------                      -----     -------       -----          ---------    ----  -----    ------   ---   ----  -----   -------
3M COMPANY                  COMMON    88579Y101     1,862,543       22,750      X                              0     0       22,750
AEGON N V - ORD AMER        COMMON    007924103       130,710       10,172      X                              0     0       10,172
AFLAC INC                   COMMON    001055102     4,654,394      115,954      X                              0     0      115,954
ALTRIA GROUP INC            COMMON    02209S103     3,547,418       65,150      X                              0     0       65,150
AMERICAN EXPRESS CO         COMMON    025816109     5,706,663      110,061      X                              0     0      110,061
AMERICAN INTL GROUP I       COMMON    026874107     2,961,310       41,504      X                              0     0       41,504
AT & T WIRELESS             COMMON    00209A106       319,590       23,482      X                              0     0       23,482
AT&T CORP COM NEW           COMMON    001957505       224,957       11,495      X                              0     0       11,495
AUTOBYTEL INC               COMMON    05275N106       464,561       35,194      X                              0     0       35,194
BANKRATE, INC               COMMON    06646V108       438,240       22,000      X                              0     0       22,000
BELLSOUTH CORP              COMMON    079860102     2,050,666       74,058      X                              0     0       74,058
BELO CORPORATION            COMMON    080555105     2,220,800       80,000      X                              0     0       80,000
BERKSHIRE HATHAWAY IN       COMMON    084670108     1,212,900           13      X                              0     0           13
BERKSHIRE HATHAWAY IN       COMMON    084670207       208,438           67      X                              0     0           67
BP AMOCO ADS                COMMON    055622104     2,436,813       47,594      X                              0     0       47,594
BRIGGS & STRATTON COR       COMMON    109043109       685,495       10,160      X                              0     0       10,160
BRISTOL MYERS SQUIBB        COMMON    110122108     1,799,926       74,285      X                              0     0       74,285
CANADIAN NATL RY CO C       COMMON    136375102       265,478        6,750      X                              0     0        6,750
CARNIVAL PAIRED CERTI       COMMON    143658300     4,765,580      106,114      X                              0     0      106,114
CATERPILLAR INC             COMMON    149123101       387,127        4,896      X                              0     0        4,896
CHEVRONTEXACO CORPORA       COMMON    166764100     1,378,585       15,705      X                              0     0       15,705
CHUBB CORP                  COMMON    171232101     3,629,084       52,187      X                              0     0       52,187
CISCO SYS INC               COMMON    17275R102       343,556       14,576      X                              0     0       14,576
CITIGROUP INC.              COMMON    172967101     6,262,990      121,141      X                              0     0      121,141
COCA COLA CO                COMMON    191216100     1,516,897       30,157      X                              0     0       30,157
COMCAST CORP NEW COM        COMMON    20030N101       569,218       19,792      X                              0     0       19,792
DEERE & CO                  COMMON    244199105     2,460,505       35,500      X                              0     0       35,500
DISNEY WALT PRODTNS         COMMON    254687106       344,912       13,802      X                              0     0       13,802
DOVER CORP                  COMMON    260003108     3,409,628       87,945      X                              0     0       87,945
DU PONT E I DE NEMOUR       COMMON    263534109       270,757        6,413      X                              0     0        6,413
EMERSON ELEC CO             COMMON    291011104       318,475        5,315      X                              0     0        5,315
EXXON MOBIL CORPORATI       COMMON    30231G102     8,895,311      213,881      X                              0     0      213,881
GENERAL ELECTRIC COMP       COMMON    369604103     4,612,518      151,131      X                              0     0      151,131
GILLETTE CO                 COMMON    375766102       630,879       16,135      X                              0     0       16,135
INTEL CORP                  COMMON    458140100       486,254       17,877      X                              0     0       17,877
INTERNATIONAL BUSINES       COMMON    459200101       355,513        3,871      X                              0     0        3,871
INTERPUBLIC GROUP COS       COMMON    460690100       766,708       49,851      X                              0     0       49,851
JEFFERSON PILOT CORP        COMMON    475070108       330,060        6,000      X                              0     0        6,000
JOHNSON & JOHNSON           COMMON    478160104     2,291,986       45,189      X                              0     0       45,189
LEHMAN BROS HLDGS INC       COMMON    524908100       621,525        7,500      X                              0     0        7,500
LIBERTY MEDIA CORP SE       COMMON    530718105     3,280,532      299,592      X                              0     0      299,592
LOEWS CORP                  COMMON    540424108       258,092        4,370      X                              0     0        4,370
MCGRAW HILL INC             COMMON    580645109       292,606        3,843      X                              0     0        3,843
MEDIA GENERAL INC. CL       COMMON    584404107     5,546,698       82,442      X                              0     0       82,442
MELLON FINL CORP            COMMON    58551A108       369,222       11,800      X                              0     0       11,800
MEMBERWORKS INC             COMMON    586002107       770,440       22,000      X                              0     0       22,000
MERCK & CO                  COMMON    589331107     2,985,300       67,556      X                              0     0       67,556
MICROSOFT CORP              COMMON    594918104       487,780       19,566      X                              0     0       19,566
MOTOROLA INC                COMMON    620076109       327,413       18,603      X                              0     0       18,603
NORTHEAST UTILS COM         COMMON    664397106       279,750       15,000      X                              0     0       15,000
NORTHERN TRUST CORP         COMMON    665859104     1,367,137       29,344      X                              0     0       29,344
ORACLE CORP                 COMMON    68389X105       841,872       70,156      X                              0     0       70,156
PEPSICO INC                 COMMON    713448108       343,563        6,380      X                              0     0        6,380
PFIZER INC                  COMMON    717081103     2,759,662       78,735      X                              0     0       78,735
POTASH CORP SASK INC        COMMON    73755L107     4,305,794       51,771      X                              0     0       51,771
PROCTER & GAMBLE CO         COMMON    742718109     4,074,378       38,848      X                              0     0       38,848
PROVIDIAN FINL CORP         COMMON    74406A102       257,048       19,622      X                              0     0       19,622
QUALCOMM INC                COMMON    747525103       597,936        9,020      X                              0     0        9,020
REGIS CORP MINN             COMMON    758932107    10,282,927      231,389      X                              0     0      231,389
ROYAL DUTCH PETRO-NY        COMMON    780257804     2,425,248       50,972      X                              0     0       50,972
SCHLUMBERGER                COMMON    806857108     1,633,922       25,590      X                              0     0       25,590
SIGMA ALDRICH CORP          COMMON    826552101     4,169,283       75,285      X                              0     0       75,285
TIME WARNER INC             COMMON    887317105     3,148,234      186,728      X                              0     0      186,728
TYCO INTL LTD NEW           COMMON    902124106     4,602,880      160,659      X                              0     0      160,659
U S BANCORP                 COMMON    902973304       761,840       27,553      X                              0     0       27,553
VERIZON COMMUNICATION       COMMON    92343V104       383,122       10,485      X                              0     0       10,485
VIACOM INC CL B             COMMON    925524308     4,071,606      103,841      X                              0     0      103,841
VODAFONE GROUP PLC          COMMON    92857W100       880,309       36,833      X                              0     0       36,833
WACHOVIA GROUP              COMMON    929903102       719,100       15,300      X                              0     0       15,300
WELLS FARGO NEW             COMMON    949746101     1,103,138       19,466      X                              0     0       19,466
WILMINGTON TR CORP          COMMON    971807102     3,462,592       92,657      X                              0     0       92,657

TOTAL                                             142,628,394    3,661,073                                                3,661,073




00146.0001 #481880